BIOLOGICAL ASSETS (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
INCOME TAXES
Biological assets, beginning balance	$ 26,611	$ 0
Product Costs Capitalized	(215,630)	120,082
Fair value adjustment on biological assets		166,458
Exchange realignement	2,752	(921)
Transferred to inventory upon harvest	212,878	(259,008)
Biological assets, endining balance	$ 0	$ 26,611